Significant Accounting Policies (Details) - Schedule of basic and diluted income per share of common stock - USD ($)			3 Months Ended	9 Months Ended
	Dec. 31, 2020		Sep. 30, 2021	Sep. 30, 2021
Numerator:
Net income allocable to Class A common stock subject to possible redemption			$ 1,129,217	$ 5,426,493
Denominator:
Weighted Average Redeemable Class A common stock, Basic and Diluted	7,500,000	[1]	34,500,000	34,500,000
Basic and Diluted net income per share, Redeemable Class A common stock	$ 0.00		$ 0.03	$ 0.16
Numerator:
Net income allocable to Class B common stock not subject to redemption			$ 282,304	$ 1,309,307
Denominator:
Weighted Average Non-Redeemable Class B common stock, Basic and Diluted			8,625,000	8,324,176
Earnings Per Share, Basic and Diluted	$ 0.00		$ 0.03	$ 0.16

[1]	Excludes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 7).